Note 5 - Fair Value of Financial Instruments 1	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Fair Value Disclosures [Text Block]

Note 5 – Fair Value of Financial Instruments

The fair values of cash and cash equivalents, accounts receivable, accounts payable, and other current liabilities approximate their carrying amounts due to the short maturities of these instruments.

We have financial instruments as of  September 30, 2023 and  December 31, 2022 for which the fair value is summarized below:

	September 30, 2023		December 31, 2022
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Liabilities
Notes payable, related parties, net of $2,113,114 of debt discounts	6,481,886	6,160,883	3,502,243	4,502,093
Notes payable, net of $263,380 of debt discounts	866,620	858,041	393,915	413,018
Total liabilities	7,348,506	7,018,924	3,896,158	4,915,111

There were no transfers of financial assets or liabilities between Level 1 and Level 2 inputs for the three months ended September 30, 2023.

Note 5 – Fair Value of Financial Instruments

Under FASB ASC 820-10-5, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The standard outlines a valuation framework and creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements and the related disclosures. Under GAAP, certain assets and liabilities must be measured at fair value, and FASB ASC 820-10-50 details the disclosures that are required for items measured at fair value.

The Company has cash and cash equivalents and a revolving credit facility that must be measured under the fair value standard. The Company’s financial assets and liabilities are measured using inputs from the three levels of the fair value hierarchy. The three levels are as follows:

Level 1 - Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 - Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 - Unobservable inputs that reflect our assumptions about the assumptions that market participants would use in pricing the asset or liability.

The following schedule summarizes the valuation of financial instruments at fair value on a recurring basis in the balances sheet as of December 31, 2022 and 2021:

	Fair Value Measurements at December 31, 2022
	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$276,464	$–	$–
Total assets	276,464	–	–
Liabilities
Notes payable, related parties, net of $2,692,757 of debt discounts	–	3,502,243	–
Notes payable, net of $336,085 of debt discounts	–	393,915	–
Total liabilities	–	3,896,158	–
	$276,464	$3,896,158	$–

	Fair Value Measurements at December 31, 2021
	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$3,345,928	$–	$–
Intangible assets	–	304,244	–
Goodwill	–	4,887,297	–
Total assets	3,345,928	5,191,541	–
Liabilities
Notes payable, related parties, net of $699,213 of debt discounts	–	1,375,787	–
Notes payable	–	150,000	–
Total liabilities	–	1,525,787	–
	$3,345,928	$3,665,754	$–

There were no transfers of financial assets or liabilities between Level 1 and Level 2 inputs for the years ended December 31, 2022 and 2021.